Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Narrative (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Equity [Abstract]
Amount of FSIRS existing AOCI losses expected to reclassified income in next twelve months	$ 1.7